Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL FUNDS, INC.
Entity Central Index Key	0000852254
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000005466
Shareholder Report [Line Items]
Fund Name	Institutional Emerging Markets Equity Fund
Trading Symbol	IEMFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets Equity Fund	$113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets equities delivered robust returns, helped by a weaker U.S. dollar and demand from investors seeking an attractive investment alternative to the U.S. Two of the largest markets in the benchmark, Taiwan and South Korea, led the gains as their technology companies benefited from intense artificial intelligence (AI)-related demand.

  Versus the MSCI Emerging Markets Index Net, our stock selection in the information technology (IT) sector drove relative performance as an AI frenzy gripped global markets. Our shares in SK hynix, the world’s second-biggest memory chip maker, rallied as 2025 was an exceptionally strong year for its high-bandwidth memory chips, resulting in strong earnings and margin expansion. Security selection in materials also supported relative returns.

  Conversely, our choice of securities in financials and an underweight exposure to the sector weighed on relative returns considerably, notably our investment in Indonesia’s Bank Central Asia. The stock derated primarily due to macroeconomic and currency uncertainty rather than for company-specific fundamentals. Sentiment toward the country’s banks weakened after the replacement of Finance Minister Sri Mulyani. Security choices in industrials and business services also hindered relative returns.

  The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located, or with primary operations, in emerging markets. The portfolio’s largest overweight positions versus the benchmark are in IT, consumer staples, and industrials and business services. In contrast, consumer discretionary and materials are areas in which we are relatively underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Emerging Markets Equity Fund	26.22%	1.05%	5.62%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	27.91	7.46	7.69

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 540,166,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 5,111,000
InvestmentCompanyPortfolioTurnover	69.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$540,166 Number of Portfolio Holdings83
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.5%
Financials	22.5
Communication Services	11.0
Consumer Discretionary	9.1
Industrials & Business Services	8.8
Consumer Staples	5.9
Materials	2.3
Real Estate	1.9
Health Care	1.7
Other	4.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	12.2%
Tencent Holdings	6.5
Samsung Electronics	5.9
SK hynix	4.3
Alibaba Group Holding	3.2
Hon Hai Precision Industry	2.4
ICICI Bank	1.9
Delta Electronics	1.9
Bharti Airtel	1.7
Bank Central Asia	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless